Revenue and segment information (Revenue information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	¥ 152,459,444	¥ 113,814,236	[1]	¥ 128,904,873	[1]
Segment results	2,801,733	13,813,138	[1]	22,958,050	[1]
Interest income	198,906	147,063		160,723
Interest expense	(9,749,004)	(6,817,526)	[1]	(7,945,734)	[1]
Impairment (loss) /reversal	(1,187,212)	(1,204,958)	[1]	(3,090,153)	[1]
Depreciation and amortization	(20,635,833)	(15,162,715)	[1]	(14,717,613)	[1]
Net (loss) /gain on disposal of non-current assets	(616,456)	(590,049)	[1]	(438,321)	[1]
Share of profits less losses of associates and joint ventures	425,215	1,298,889	[1]	1,525,975	[1]
Income tax expense	(1,217,526)	(3,465,151)	[1]	(5,698,943)	[1]
PRC GAAP [member] | From external customers [member]
Disclosure of operating segments [line items]
Revenue	152,459,444	138,150,296	[1]	154,145,268	[1]
Segment results	2,141,806	17,312,598	[1]	26,927,070	[1]
Interest income	198,906	172,560	[1]	182,777	[1]
Interest expense	(9,622,104)	(8,571,728)	[1]	(10,141,649)	[1]
Impairment (loss) /reversal	(1,188,487)	(1,418,309)	[1]	(3,288,757)	[1]
Depreciation and amortization	(19,128,042)	(18,302,672)	[1]	(17,736,976)	[1]
Net (loss) /gain on disposal of non-current assets	(581,343)	(707,566)	[1]	(495,371)	[1]
Share of profits less losses of associates and joint ventures	300,605	1,047,397	[1]	1,265,540	[1]
Income tax expense	(1,573,470)	(4,508,967)	[1]	(6,852,038)	[1]
PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	152,840,065	138,495,162	[1]	154,411,969	[1]
PRC GAAP [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenue	(380,621)	(344,866)	[1]	(266,701)	[1]
PRC power segment [member] | PRC GAAP [member] | From external customers [member]
Disclosure of operating segments [line items]
Revenue	142,067,629	129,101,375	[1]	143,679,910	[1]
Segment results	2,417,073	17,633,734	[1]	27,473,279	[1]
Interest income	126,927	102,265	[1]	115,378	[1]
Interest expense	(9,026,064)	(7,952,640)	[1]	(9,526,290)	[1]
Impairment (loss) /reversal	(1,167,751)	(1,410,733)	[1]	(3,112,370)	[1]
Depreciation and amortization	(18,081,299)	(17,320,753)	[1]	(16,719,037)	[1]
Net (loss) /gain on disposal of non-current assets	(580,345)	(693,091)	[1]	(517,820)	[1]
Share of profits less losses of associates and joint ventures	(7,318)	973,982	[1]	1,247,293	[1]
Income tax expense	(1,667,234)	(4,610,591)	[1]	(7,121,207)	[1]
PRC power segment [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	142,067,629	129,101,375	[1]	143,679,910	[1]
PRC power segment [member] | PRC GAAP [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenue	0	0	[1]	0	[1]
Singapore segment [member] | PRC GAAP [member] | From external customers [member]
Disclosure of operating segments [line items]
Revenue	10,078,031	8,758,822	[1]	10,143,793	[1]
Segment results	(577,458)	(282,703)	[1]	(313,253)	[1]
Interest income	70,756	69,672	[1]	66,898	[1]
Interest expense	(450,928)	(481,263)	[1]	(452,034)	[1]
Impairment (loss) /reversal	(994)	899	[1]	1,744	[1]
Depreciation and amortization	(856,979)	(778,426)	[1]	(772,003)	[1]
Net (loss) /gain on disposal of non-current assets	(995)	(172)	[1]	22,450	[1]
Share of profits less losses of associates and joint ventures	0	0	[1]	0	[1]
Income tax expense	99,150	44,135	[1]	254,772	[1]
Singapore segment [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	10,078,031	8,758,822	[1]	10,143,793	[1]
Singapore segment [member] | PRC GAAP [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenue	0	0	[1]	0	[1]
All other segments [member] | PRC GAAP [member] | From external customers [member]
Disclosure of operating segments [line items]
Revenue	313,784	290,099	[1]	321,565	[1]
Segment results	302,191	(38,433)	[1]	(232,956)	[1]
Interest income	1,223	623	[1]	501	[1]
Interest expense	(145,112)	(137,825)	[1]	(163,325)	[1]
Impairment (loss) /reversal	(19,742)	(8,475)	[1]	(178,131)	[1]
Depreciation and amortization	(189,764)	(203,493)	[1]	(245,936)	[1]
Net (loss) /gain on disposal of non-current assets	(3)	(14,303)	[1]	(1)	[1]
Share of profits less losses of associates and joint ventures	307,923	73,415	[1]	18,247	[1]
Income tax expense	(5,386)	57,489	[1]	14,397	[1]
All other segments [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue	694,405	634,965	[1]	588,266	[1]
All other segments [member] | PRC GAAP [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenue	¥ (380,621)	¥ (344,866)	[1]	¥ (266,701)	[1]

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.